Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Financial Instruments Measured at Fair Value

The following tables provide the financial instruments measured at fair value on a recurring basis based on the fair value hierarchy:

	December 31, 2021
	Level 1	Level 2	Level 3	Total
Assets
U.S. treasury securities	$—	$—	$—	$—
Corporate bonds	—	82,086	—	82,086
Preferred stock	—	21,603	—	21,603
Marketable securities	$—	$103,689	$—	$103,689
Liabilities
Warrant liabilities	$12,377	$—	$33,674	$46,051
Conversion option liability	—	—	8,783	8,783
Total liabilities	$12,377	$—	$42,457	$54,834

	December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets
U.S. treasury securities	$76	$—	$—	$76
Corporate bonds	—	100,258	—	100,258
Preferred stock	—	—	—	—
Marketable securities	$76	$100,258	$—	$100,334
Liabilities
Warrant liabilities	$—	$—	$5,241	$5,241

Summary of Change in Preferred Stock Warrant Liability Categorized as Level 3

The following table summarizes the change in the warrant and conversion option liabilities categorized as level 3 for the years ended December 31, 2021 and 2020.

Year Ended
December 31,
2021
Balance, beginning of period	$5,241
Issuance of Notes Payable Warrants and Convertible Notes Payable Warrants	6,663
Issuance of Convertible Notes Payable conversion option	8,783
Assumption of Private Placement Warrants upon Merger	34,045
Change in estimated fair value	(7,699)
Conversion of Notes Payable Warrants upon Merger	(4,576)
Balance, end of period	$42,457

Year Ended
December 31,
2020
Balance, beginning of period	$—
Issuance of Notes Payable Warrants	4,580
Change in estimated fair value	661
Balance, end of period	$5,241